Cover	Nov. 04, 2026
Document Information [Line Items]
Entity Central Index Key	0001065059
Amendment Flag	false
Entity Registrant Name	Centrus Energy Corp.
Document Period End Date	Nov. 04, 2026
Document Type	8-K
Entity Address, Address Line One	6901 Rockledge Drive
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20817
City Area Code	301
Local Phone Number	564-3200
Entity Emerging Growth Company	false
Entity File Number	1-14287
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-2107911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.10 per share
Trading Symbol	LEU
Security Exchange Name	NYSE